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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21043

                      Pioneer High Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  March 31

Date of reporting period:  December 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


                   Pioneer High Income Trust

                   SCHEDULE OF INVESTMENTS 12/31/06 (unaudited)

     Principal
     Amount
     USD ($)                                                    Value
                   ASSET BACKED SECURITIES -0.4%
     2,175,000   (aPower Contract Financing III LLC, 2.222% $       1,726,406
                   TOTAL ASSET BACKED SECURITIES
                   (Cost $1,742,965)                        $       1,726,406
                   COLLATERIZED MORTGAGE OBLIGATIONS - 0.1% of Net Assets Diversified Financials - 0.1%
     425,000       DB Master Finance LLC, 8.285%, 6/20/31 ( $           432,191
                   TOTAL COLLATERIZED MORTGAGE OBLIGATIONS
                   (Cost $424,991)                          $           432,191

                   CORPORATE BONDS & NOTES - 118.6% of Net Assets

                   Aerospace - 1.0%
     4,500,000     AGY Holding Corp., 11.0%, 11/15/14 (144A $      4,500,000

                   Energy - 11.5%
                   Oil & Gas Drilling - 1.5%
     4,400,000     DDI Holding AS, 9.3%, 1/19/12 (144A)     $      4,609,000
     2,500,000     Norse Energy Corp. ASA, 6.5%, 7/14/11 (1           1,987,500
                                                            $       6,596,500

                   Oil & Gas Equipment & Services - 1.5%
     2,100,000   (aPipe Acquisition Finance Plc, 11.604%, 1 $        2,147,250
     2,380,000     SemGroup L.P., 8.75%, 11/15/15 (144A)             2,391,900
     2,000,000     Sevan Marine ASA, 9.25%, 12/20/11 (144A)          2,015,000
                                                            $        6,554,150

                   Integrated Oil & Gas - 0.2%
     815,000       Tristan Oil, Ltd., 10.5%, 1/1/12 (144A)  $          831,300

                   Oil & Gas Exploration & Production - 8.1%
     6,584,000     Baytex Energy, Ltd., 9.625%, 7/15/10     $      6,863,820
     4,080,000     Clayton William Energy, 7.75%, 8/1/13            3,763,800
     5,000,000     Energy Partners, Ltd., 8.75%, 8/1/10               5,137,500
     1,250,000     Hilcorp Energy I, LP, 9.0%, 6/1/16 (144A            1,321,875
     4,500,000     Methanex Corp., 8.75%, 8/15/12                    4,893,750
     500,000     (aPetroProd, Ltd., 11.364%, 1/12/12                     507,500
     5,300,000     PetroQuest Energy, Inc., 10.375%, 5/15/1           5,578,250
     3,135,000     Stone Energy Corp., 6.75%, 12/15/14              2,993,925
     4,280,000     VeraSun Energy Corp., 9.875%, 12/15/12           4,536,800
                                                            $     35,597,220
                   Oil & Gas Storage & Transportation - 0.2%
     820,000       Targa Resources, Inc., 8.5%, 11/1/13 (14 $           826,150
                   Total Energy                             $    50,405,320

                   Materials - 26.4%
                   Commodity Chemicals - 3.5%
     4,635,000     ARCO Chemical Co., 9.8%, 2/1/20          $       5,353,425
     2,210,000     Georgia Gulf Corp., 9.5%, 10/15/14 (144A           2,154,750
     2,650,000     Georgia Gulf Corp., 10.75%, 10/15/16 (14         2,544,000
     5,000,000     Invista, 9.25%, 5/1/12 (144A)                     5,362,500
                                                            $       15,414,675
                   Diversified Chemicals - 6.4%
     3,200,000     Basell Finance Co., 8.1%, 3/15/27 (144A) $      3,040,000
     2,200,000     Braskem SA, 11.75%, 1/22/14                       2,767,600
     6,060,000   (bCrystal U.S. Holdings, 0.0%, 10/1/14               5,211,600
     3,000,000     Hexion US Finance Corp./Hexion Nova Scot          3,041,250
EURO 3,588,720     Huntsman International LLC, 10.125%, 7/1         4,803,258
     2,000,000     Ineos Group Holdings Plc., 8.5%, 2/15/16           1,910,000
EURO 1,190,000     Nell AF S.a.r.l., 8.375%, 8/15/15 (144A)          1,682,963
EURO 3,904,000     Rhodia SA, 9.25%, 6/1/11                          5,447,325
                                                            $    27,903,996
                   Specialty Chemicals - 0.8%
     3,300,000     Tronox Worldwide LLC, 9.5%, 12/1/12      $       3,473,250

                   Construction Materials - 1.3%
     1,500,000     Panolam Industries International, Inc.,             1,578,750
     4,185,000     U.S. Concrete, Inc., 8.375%, 4/1/14              4,090,838
                                                            $       5,669,588
                   Metal & Glass Containers - 1.0%
     3,985,000     Vitro Envases, 10.75%, 7/23/11 (144A)    $       4,363,575

                   Paper Packaging - 2.7%
     3,085,000   (jGraham Packaging Co., L.P., 9.875%, 10/1 $         3,115,850
     5,540,000   (jGraphic Packaging International, Inc., 9          5,844,700
EURO 2,000,000     MDP Acquisitions Plc, 10.125%, 10/1/12           2,848,289
                                                            $     11,808,839
                   Aluminum - 1.5%
     2,035,000     Aleris International, Inc., 10.0%, 12/15 $      2,040,087
     1,200,000     Asia Aluminum Holdings, Ltd., 8.0%, 12/2           1,197,000
     3,180,000     Indalex Holding Corp., 11.5%, 2/1/14 (14          3,323,100
                                                            $        6,560,187
                   Diversified Metals & Mining - 4.0%
     3,300,000     American Rock Salt Co., LLC, 9.5%, 3/15/ $      3,399,000
     3,000,000     FMG Finance Pty., Ltd., 10.625%, 9/1/16            3,217,500
     4,600,000     Freeport-McMoRan Copper & Gold, Inc., 10          4,835,750
     2,599,000     OM Group, Inc., 9.25%, 12/15/11                   2,719,204
     3,050,000     PNA Group, Inc., 10.75%, 9/1/16 (144A)            3,152,938
                                                            $     17,324,392
                   Steel - 1.5%
     2,900,000     CSN Islands VIII Corp., 9.75%, 12/16/13  $       3,285,700
     630,000       CSN Islands IX Corp., 10.5%, 1/15/15 (14             733,950
     2,485,000     Edgen Acquisition Corp., 9.875%, 2/1/11           2,534,700
                                                            $       6,554,350
                   Forest Products - 0.3%
     1,645,000     Mandra Forestry Holdings, Ltd., 12.0%, 5 $        1,316,000
                   Paper Products - 1.3%
     5,450,000     Exopack Holding Corp., 11.25%, 2/1/14 (1 $        5,736,125
                   Total Materials                          $     115,737,477

                   Capital Goods - 8.3%
                   Building Materials - 0.6%
     2,500,000     Industrias Unidas SA de CV, 11.5%, 11/15 $      2,625,000

                   Building Products - 1.9%
     6,135,000   (aBuilders FirstSource, Inc., 9.624%, 2/15 $      6,035,306
     1,520,000     Esco Corp., 8.625%, 12/15/13 (144A)                1,561,800
     875,000       Interline Brands, Inc., 8.125%, 6/15/14             899,062
                                                            $       8,496,168

                   Heavy Electrical Equipment - 2.0%
     4,790,000     Altra Industrial Motion, 9.0%, 12/1/11   $      4,885,800
     3,975,000     Hawk Corp., 8.75%, 11/1/14                       3,965,062
                                                            $      8,850,862
                   Construction & Farm Machinery & Heavy Truck - 3.5%
     2,900,000     Accuride Corp., 8.5%, 2/1/15             $        2,791,250
     5,250,000     Commercial Vehicle Group, Inc., 8.0%, 7/            5,131,875
     1,750,000     Greenbrier Companies, Inc., 8.375%, 5/15           1,780,625
     1,000,000   (bStanadyne Corp., 0.0%, 2/15/15                      680,000
     4,690,000     Stanadyne Corp., 10.0%, 8/15/14                    4,818,975
                                                            $      15,202,725
                   Industrial Machinery - 0.3%
     1,217,000     Manitowac Co., Inc., 10.5%, 8/1/12       $        1,306,754
                   Total Capital Goods                      $     36,481,509

                   Commercial Services & Supplies - 8.7%
                   Diversified Commercial & Professional Services - 5.1%
     3,500,000     Allied Security Escrow, 11.375%, 7/15/11 $       3,587,500
     1,850,000     Brickman Group, Ltd., Series B, 11.75%,            1,965,625
EURO 1,500,000   (aFS Funding AS, 10.212%, 5/15/16 (144A)             2,017,538
     1,050,000     Mobile Services Group, Inc., 9.75%, 8/1/           1,097,250
     9,000,000     NCO Group, Inc., 11.875%, 11/15/14 (144A           9,112,500
     2,195,000     Park-Ohio Industries, Inc., 8.375%, 11/1         2,046,837
     2,595,000   (jUnited Rentals North America, Inc., 7.75          2,604,731
                                                            $     22,431,981
                   Environmental & Facilities Services - 3.6%
     4,088,000     Clean Harbors, Inc., 11.25%, 7/15/12     $       4,550,430
     5,020,000     Hydrochem Industrial Services, Inc., 9.2           5,045,100
     5,800,000     Waste Services, Inc., 9.5%, 4/15/14              6,046,500
                                                            $     15,642,030
                   Total Commercial Services & Supplies     $      38,074,011

                   Transportation - 4.8%
                   Airlines - 0.7%
     1,019,764     American Airlines, Inc., 7.379%, 11/23/1 $            989,171
     887,677       Continental Airlines, Inc., Series B, 8.             903,212
     1,000,000     GOL Finance, 8.75%, 4/29/49 (144A)                   970,000
                                                            $      2,862,383
                   Marine - 3.6%
     600,000     (aDP Producer AS, 11.366%, 12/5/11 (144A)  $           610,500
     3,899,000   (bH-Lines Finance Holding, 0.0%, 4/1/13            3,626,070
     8,000,000     Seabulk International, Inc., 9.5%, 8/15/         8,660,000
     2,900,000     Trailer Bridge, Inc., 9.25%, 11/15/11            2,990,625
                                                            $       15,887,195
                   Railroads - 0.5%
     2,250,000     Grupo Transportacion Ferroviaria Mexicana, SA de CV,
                      9.375%, 5/1/12                        $        2,401,875
                   Total Transportation                     $       21,151,453

                   Automobiles &  Components - 1.6%
                   Auto Parts & Equipment - 1.6%
     5,965,000   (jCooper-Standard Automotive, Inc., 8.375% $       4,697,437
     2,000,000     UGS Corp., 10.0%, 6/1/12                          2,180,000
                   Total Automobiles & Components           $       6,877,437

                   Consumer Durable & Apparel - 1.3%
                   Homebuilding - 1.3%
     2,000,000     Meritage Homes Corp., 6.25%, 3/15/15     $       1,900,000
     1,100,000   (jWCI Communities, Inc., 7.875%, 10/1/13               984,500
     3,200,000   (jWilliam Lyon Homes, Inc., 7.625%, 12/15/         2,728,000
                   Total Consumer Durable & Apparel         $        5,612,500

                   Consumer Services - 4.9%
                   Casinos & Gaming - 4.5%
     1,000,000     Buffalo Thunder Development Authority, 9 $        1,015,000
     1,675,000     Galaxy Entertainment Finance Co., Ltd.,           1,794,344
     4,500,000     Little Traverse Bay Bands of Odawa India          4,522,500
     1,700,000     Pokagon Gaming Authority, 10.375%, 6/15/           1,861,500
     3,550,000     Trump Entertainment Resorts, Inc., 8.5%,          3,532,250
     6,800,000     Wimar Opco LLC, 9.625%, 12/15/14 (144A)          6,732,000
                                                            $      19,457,594
                   Hotels, Resorts & Cruise Lines - 0.4%
     1,980,000   (aHRP Myrtle Beach Operations LLC, 10.12%, $       1,980,000
                   Total Consumer Services                  $     21,437,594

                   Media - 6.0%
                   Broadcasting & Cable TV - 3.0%
     2,170,000     Cablemas SA de CV, 9.375%, 11/15/15 (144 $      2,387,000
     3,200,000     CCH I Holdings LLC, 11.0%, 10/1/15               3,284,000
     1,500,000     CCH II Holdings LLC, 10.25%, 9/15/10               1,565,625
EURO 3,750,000     Kabel Deutschland GMBH, 10.75%, 7/1/14             5,723,775
                                                            $    12,960,400
                   Movies & Entertainment - 0.7%
     3,000,000     LodgeNet Entertainment Corp., 9.5%, 6/15 $      3,232,500

                   Publishing - 2.3%
     1,604,643   (cAAC Group Holding Corp., 12.75%, 10/1/12 $        1,708,945
     4,835,000     Sheridan Acquisition Corp., 10.25%, 8/15         5,028,400
     3,700,000   (bVisant Holding Corp., 0.0%, 12/1/13               3,265,250
                                                            $     10,002,595
                   Total Media                              $     26,195,495

                   Retailing - 3.0%
                   Distributors - 1.1%
     4,735,000     Intcomex, Inc., 11.75%, 1/15/11          $       4,687,650

                   Department Stores - 0.9%
     3,800,000     J.C. Penney Co., Inc., 8.125%, 4/1/27    $      3,907,380
                   Specialty Retail - 1.0%
     4,315,000     Sally Holdings LLC, 10.5%, 11/15/16 (144 $       4,401,300
                   Total Retailing                          $    12,996,330

                   Food & Staples Retailing - 2.2%
                   Drug Retail - 0.7%
     3,350,000     Duane Reade, Inc., 9.75%, 8/1/11         $         3,107,125

                   Food Distributors - 0.7%
     3,380,000     Wornick Co., 10.875%, 7/15/11            $       3,025,100

                   Food Retail - 0.8%
     3,180,000     Nutro Products, Inc., 10.75%, 4/15/14 (1 $        3,474,150
                   Total Food & Staples Retailing           $       9,606,375

                   Food, Beverage & Tobacco - 2.2%
                   Brewers - 1.6%
     5,885,000     Cia Brasileira de Bebida, 10.5%, 12/15/1 $        7,120,850

                   Agricultural Products - 0.4%
     2,000,000     Cosan SA Industria e Comercio, 8.25%, 2/ $       1,945,000

                   Packaged Foods & Meats - 0.2%
     775,000       Bertin, Ltd., 10.25%, 10/5/16 (144A)     $           817,625
                   Total Food, Beverage & Tobacco           $       9,883,475

                   Health Care Equipment & Services - 7.0%
                   Health Care Equipment & Services - 0.7%
     2,875,000     Accellent, Inc., 10.5%, 12/1/13          $       2,982,813

                   Health Care Supplies - 1.2%
     2,000,000     Phibro Animal Health Corp., 10.0%, 8/1/1          2,075,000
     3,000,000     Phibro Animal Health Corp., 13.0%, 8/1/1          3,037,500
                                                            $         5,112,500
                   Health Care Services - 1.5%
     2,160,000     AMR HoldCo/Emcare HoldCo, 10.0%, 2/15/15 $      2,338,200
     4,055,000     Rural/Metro Corp., 9.875%, 3/15/15                4,217,200
                                                            $       6,555,400
                   Health Care Facilities - 2.0%
     3,800,000     Hanger Orthopedic Group, Inc., 10.25%, 6 $      3,923,500
     2,555,000   (cHCA, Inc., 10.375%, 11/15/16 (144A)               2,746,625
     2,130,000     Psychiatric Solutions, Inc., 7.75%, 7/15           2,124,675
                                                            $      8,794,800
                   Managed Health Care - 1.6%
     2,900,000   (aMedical Services Co., 12.874%, 10/15/11  $        2,747,750
     4,400,000     Multiplan, Inc., 10.375%, 4/15/16 (144A)         4,378,000
                                                            $         7,125,750
                   Total Health Care Equipment & Services   $     30,571,263

                   Pharmaceuticals & Biotechnology & Life Sciences - 1.7%
                   Biotechnology - 0.7%
     3,500,000     Angiotech Pharmaceuticals, Inc., 7.75%,  $      3,045,000

                   Pharmaceuticals - 1.0%
     4,317,000     Warner Chilcott Corp., 8.75%, 2/1/15     $      4,424,925
                   Total Pharmaceuticals & Biotechnology &  $       7,469,925

                   Diversified Financials - 4.9%
                   Diversified Financial Services - 0.5%
EURO 1,545,000     Louis No. 1 Plc, 10.0%, 12/1/16 (144A)   $          2,118,811
                   Specialized Finance - 1.9%
     7,950,000     GATX Financial Corp., 8.875%, 6/1/09     $      8,536,448
                   Consumer Finance - 2.5%
     4,770,000     ACE Cash Express, Inc., 10.25%, 10/1/14  $      4,829,625
     3,000,000     Ford Motor Credit Co., 7.875%, 6/15/10            3,024,918
     3,000,000   (aFord Motor Credit Co., 9.824%, 4/15/12            3,179,220
                                                            $      11,033,763
                   Total Diversified Financials             $    21,689,022

                   Insurance - 2.5%
                   Life & Health Insurance - 1.2%
     5,725,000     Presidential Life Corp., 7.875%, 2/15/09 $        5,467,375

                   Multi-Line Insurance - 1.3%
     5,300,000     Allmerica Financial Corp., 7.625%, 10/15 $       5,679,883
                   Total Insurance                          $       11,147,258

                   Software & Services - 1.0%
                   Data Processing & Outsourced Services - 0.9%
     3,750,000     Compucom Systems, Inc., 12.0%, 11/1/14 ( $      3,862,500

                   Data Processing & Outsourced Services - 0.1%
     640,000       iPayment, Inc., 9.75%, 5/15/14           $          657,600
                   Total Software & Services                $       4,520,100

                   Technology Hardware & Equipment - 2.7%

                   Office Electronics - 2.7%
     11,830,000    Xerox Capital Trust I, 8.0%, 2/1/27      $     12,081,388
                   Total Technology Hardware & Equipment    $     12,081,388

                   Semiconductors & Semiconductor Equipment - 0.5% Semiconductors - 0.5%
     2,300,000   (aFreescale Semiconductor, Inc., 9.244%, 1 $       2,279,875
                   Total Semiconductors & Semiconductor Equ $       2,279,875


                   Telecommunication Services - 16.3%
                   Integrated Telecommunication Services - 2.7%
     7,149,000     Eschelon Operating Co., 8.375%, 3/15/10  $       6,898,785
     4,025,000     GCI, Inc., 7.25%, 2/15/14                         3,994,812
     691,000       Tele Norte Leste Participacoes SA, 8.0%,              734,188
                                                            $       11,627,785
                   Wireless Telecommunication Services - 13.6%
     3,100,000     Broadview Networks Holdings, Inc., 11.37 $        3,231,750
     1,625,000     Cell C Property, Ltd., 11.0%, 7/1/15 (14           1,523,437
     2,855,000   (aCleveland Unlimited, Inc., 13.61%, 12/15         3,083,400
     6,900,000     Cricket Communications, Inc., 9.375%, 11          7,279,500
     1,500,000     Digicel, Ltd., 9.25%, 9/1/12 (144A)                1,601,250
     2,500,000   (aHellas Telecommunications Luxembourg II,          2,509,375
     3,900,000     Horizon PCS, Inc., 11.375%, 7/15/12              4,348,500
     5,000,000     Hughes Network Systems LLC/HNS Finance C           5,218,750
     2,200,000   (bInmarsat Finance II Plc, 0.0%, 11/15/12           2,026,750
     3,200,000   (bIntelsat Intermediate Holding Co., Ltd.,         2,432,000
     5,150,000     Mobifon Holdings BV, 12.5%, 7/31/10              5,690,822
     1,975,000   (bMobile Satellite Venture, 0.0%, 4/1/13 (          1,323,250
     3,230,000     Mobile Telesystems, 9.75%, 1/30/08 (144A         3,343,050
     3,000,000   (aRural Cellular Corp., 11.121%, 11/1/12             3,127,500
     4,200,000     Stratos Global Corp., 9.875%, 2/15/13            4,053,000
     3,020,000     True Move Co, Ltd., 10.75%, 12/16/13 (14          2,952,050
     5,525,000     UbiquiTel Operating Co., 9.875%, 3/1/11           5,967,000
                                                            $      59,711,384
                   Total Telecommunication Services         $      71,339,169

                   Utilities - 1.9%
                   Electric Utilities - 1.9%
     2,000,000     Aes Chivor SA ESP, 9.75%, 12/30/14 (144A $      2,280,000
     1,500,000     Mirant JPSCo. Finance, Ltd., 11.0%, 7/6/           1,537,500
     4,561,339     Ormat Funding Corp., 8.25%, 12/30/20              4,652,566
                   Total Utilities                          $      8,470,066

                   TOTAL CORPORATE BONDS & NOTES
                   (Cost $489,534,019)                      $ 520,640,948

                   CONVERTIBLE BONDS & NOTES - 1.3% of Net Assets
                   Capital Goods - 0.9%
                   Electrical Components & Equipment - 0.9%
     4,000,000     SCI Systems, Inc., 3.0%, 3/15/07         $       3,975,000
                   Total Capital Goods                      $       3,975,000

                   Software & Services - 0.4%
                   Systems Software - 0.4%
     1,400,000     Macrovision Corp., 2.625%, 8/15/11 (144A $       1,694,000
                   Total Software & Services                $       1,694,000
                   TOTAL CONVERTIBLE BONDS & NOTES
                   (Cost $5,347,776)                        $      5,669,000


                   MUNICIPAL BONDS - 8.3% of Net Assets
                   Indiana  - 2.1%
     1,650,000     East Chicago Industrial Pollution Ctl. R $        1,748,554
     3,000,000     East Chicago Industrial Pollution Ctl. R         3,027,090
     4,250,000     Indiana Dev. Fin. Auth. Rev., 5.75%, 10/          4,410,353
                                                            $        9,185,997
                   Michigan - 0.5%
     3,000,000   (dWayne Charter County, Spl. Arpt. Facs. R $      2,444,370

                   New Jersey - 2.2%
     4,525,000     New Jersey Economic Dev. Auth. Rev., 7.0 $        4,841,162
     4,000,000     Tobacco Settlement Financing Corp., 7.0%         4,638,200
                                                            $      9,479,362
                   New York - 0.9%
     3,475,000     New York City Ind. Dev. Agcy., British A $       3,901,660

                   North Carolina  - 1.6%
     4,800,000     Charlotte, Spl. Facs. Rev., Charlotte/Do $      4,852,080
     2,000,000     Charlotte, Spl. Facs. Rev., Charlotte/Do          2,137,320
                                                            $      6,989,400
                   Texas - 1.0%
     3,200,000   (eSan Antonio, Texas, Electric & Gas, RIB, $       4,308,192

                   TOTAL MUNICIPAL BONDS
                   (Cost $27,887,839)                       $    36,308,981

                   SOVEREIGN DEBT OBLIGATIONS - 2.0% of Net Assets
                   Brazil - 0.8%
ITL  4,800,000,000(bBanco Nacional de Desenvolimento Bndes,  $    3,602,354

                   Ecuador - 0.6%
     3,515,000   (bFederal Republic of Ecuador, 10.0%, 8/15 $        2,601,100

                   Russia - 0.6%
     2,320,000   (bRussian Federation, 5.0%, 3/31/30        $       2,619,048
                   TOTAL SOVEREIGN DEBT OBLIGATIONS
                   (Cost $6,100,205)                        $      8,822,502

                   SENIOR SECURED FLOATING RATE LOAN
                   INTERESTS - 0.1% of Net Assets(f)
                   Capital Goods - 0.1%
                   Construction & Farm Machinery & Heavy Truck - 0.1%
     500,000       Rental Service Corp., Second Lien Term L $           502,917
                   Total Capital Goods                      $           502,917
                   TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS
                   (Cost $500,000)                          $           502,917

     Shares        COMMON STOCKS - 0.1% of Net Assets
                   Pharmaceuticals & Biotechnology & Life Sciences - 0.1% Pharmaceuticals - 0.1%
     17,818        Teva Pharmaceutical Industries, Ltd.     $           553,783
                   Total Pharmaceuticals & Biotechnology &  $           553,783
                   TOTAL COMMON STOCKS
                   (Cost $752,276)                          $           553,783

                   WARRANTS - 0.1% of Net Assets (g)
                   Materials - 0.0%
                   Forest Products - 0.0%
     1,645         Mandra Forestry Holdings, Ltd. - CW13, E $              -
                   Total Materials                          $              -

                   Energy - 0.1%
                   Oil & Gas Drilling - 0.1%
NOK  2,500,000     Norse Energy Corp. ASA - CW11, Expires 7 $           562,127
                   Total Energy                             $           562,127

                   Transportation - 0.0%
                   Railroads - 0.0%
     4,525         Atlantic Express Transportation Corp., E $         9,050
                   Total Transportation                     $         9,050

                   TOTAL WARRANTS
                   (Cost $523,408)                          $       571,177
     Principal
     Amount
     USD ($)       TEMPORARY CASH INVESTMENTS - 3.6% of Net Assets
                   Repurchase Agreement - 0.5%
     2,200,000     JPMorgan Chase & Co., 4.75%, dated 12/29/06, repurchase
                   price of $2,200,000 plus accrued
                   interest on 1/2/07 collateralized by $2,226,000
                   U.S. Treasury Notes, 4.625%, 3/31/08     $      2,200,000

     Shares        Security Lending Collateral - 3.1%
     13,387,897    Securities Lending Investment Fund, 5.26 $     13,387,897
                   TOTAL TEMPORARY CASH INVESTMENTS
                   (Cost $15,587,897)                       $      15,587,897
                   TOTAL INVESTMENTS IN SECURITIES - 134.2%
                   (Cost $546,658,411) (h) (i)              $ 589,089,396
                   OTHER ASSETS AND LIABILITIES - 0.2%      $       916,517
                   PREFERRED SHARES AT REDEMPTION VALUE,
                   INCLUDING DIVIDENDS PAYABLE - (34.4)%    $   (151,096,775)
                   NET ASSETS APPLICABLE TO COMMON
                   SHAREOWNERS - 100.0%                     $  438,909,138

     NR            Security not rated by S&P or Moody's.

     (144A) Security is exempt from registration under Rule 144A of the Securities
                   Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December
                   31, 2006, the value of these securities amounted to $194,079,657 or
                   44.2% of total net assets applicable to common shareowners.

     (a)           Floating rate note.  The rate shown is the rate at December
31, 2006.

     (b) Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at December 31, 2006.

     (c) Represents a pay-in-kind security which may pay interest in additional principal.

     (d)           Security is in default and is non-income producing.

     (e) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The rate shown is the rate at December 31, 2006.

     (f) Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major
                   European banks, such as LIBOR (London InterBank Offered
Rate),
                   (ii) the prime rate offered by one or more major United States banks,
                   (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at December 31, 2006.

     (g)           Non-income producing.

     (h) At December 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $547,002,455 was as follows:

                   Aggregate gross unrealized gain for all investments in which
                   there is an excess of value over tax cos $    44,928,881

                   Aggregate gross unrealized loss for all investments in which
                   there is an excess of tax cost over valu        (2,841,940)
                   Net unrealized gain                      $    42,086,941
                   For financial reporting purposes net unrealized gain was $42,430,985 and cost of investments aggregated $546,658,411.

     (j)           At December 31, 2006, the following securities
                   were out on loan:
     Principal                                                Market
     Amount        Description                                  Value
     5,905,350     Cooper-Standard Automotive, Inc., 8.375% $  4,650,463
     3,054,150     Graham Packaging Co., L.P., 9.875%, 10/1   3,084,692
     1,564,000     Graphic Packaging International, Inc., 9     1,650,020
     0             William Lyon Homes, Inc., 7.625%, 12/15/		-
     8,000         United Rentals North America, Inc., 7.75	6,820
     1,089,000     WCI Communities, Inc., 7.875%, 10/1/13	974,655
     2,569,050     William Lyon Homes, Inc., 7.625%, 12/15/      2,578,684
                                                            $     12,945,334



                   Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.
                   EURO Euro
                   ITL Italian Lira
                   NOK Norwegian Krone

                   RIB  Residual Interest Bonds


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer High Income Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 1, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 1, 2007


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 1, 2007

* Print the name and title of each signing officer under his or her signature.